Deferred Finance Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs [Abstract]
Deferred finance costs, beginning balance	$ 24,819	$ 18,178
Deferred Finance Costs, Additions	42	10,929
Capitalized into vessel deposits	(879)	(766)
Amortization	(3,255)	(2,587)
Deferred charges written-off	0	(935)
Deferred finance costs, ending balance	$ 20,727	$ 24,819